Other disclosures - Risk Management and Principal Risks (audited) (Tables)	12 Months Ended
Dec. 31, 2019
Other disclosures - Risk Management and Principal Risks
Maximum exposure and effects of collateral and other credit enhancements (audited)
Maximum exposure and effect of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
Barclays Bank Group
As at 31 December 2019	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	125,940	-	-	-	-	125,940
Cash collateral and settlement balances	79,486	-	-	-	-	79,486
Loans and advances at amortised cost:
Home loans	10,986	-	(293)	(10,582)	(69)	42
Credit cards, unsecured loans and other retail lending	33,503	-	(695)	(4,753)	(256)	27,799
Wholesale loans	97,147	(7,636)	(146)	(25,915)	(4,550)	58,900
Total loans and advances at amortised cost	141,636	(7,636)	(1,134)	(41,250)	(4,875)	86,741
Of which credit-impaired (Stage 3):
Home loans	764	-	(2)	(749)	(13)	-
Credit cards, unsecured loans and other retail lending	658	-	(7)	(271)	(3)	377
Wholesale loans	780	-	(9)	(209)	(19)	543
Total credit-impaired loans and advances at amortised cost	2,202	-	(18)	(1,229)	(35)	920
Reverse repurchase agreements and other similar secured lending	1,731	-	-	(1,731)	-	-
Trading portfolio assets:
Debt securities	51,880	-	-	(423)	-	51,457
Traded loans	5,378	-	-	(134)	-	5,244
Total trading portfolio assets	57,258	-	-	(557)	-	56,701
Financial assets at fair value through the income statement:
Loans and advances	19,137	-	(14)	(14,791)	(57)	4,275
Debt securities	5,220	-	-	-	-	5,220
Reverse repurchase agreements	97,823	-	(1,132)	(96,672)	-	19
Other financial assets	742	-	-	-	-	742
Total financial assets at fair value through the income statement	122,922	-	(1,146)	(111,463)	(57)	10,256
Derivative financial instruments	229,641	(176,022)	(33,469)	(5,403)	(5,564)	9,183
Financial assets at fair value through other comprehensive income	45,405	-	-	(305)	(727)	44,373
Other assets	614	-	-	-	-	614
Total on-balance sheet	804,633	(183,658)	(35,749)	(160,709)	(11,223)	413,294

Off-balance sheet:
Contingent liabilities	23,777	-	(400)	(4,412)	(159)	18,806
Loan commitments	270,027	-	(48)	(42,420)	(1,913)	225,646
Total off-balance sheet	293,804	-	(448)	(46,832)	(2,072)	244,452

Total	1,098,437	(183,658)	(36,197)	(207,541)	(13,295)	657,746

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
Barclays Bank Group
As at 31 December 2018	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	136,359	-	-	-	-	136,359
Cash collateral and settlement balances	74,352	-	-	-	-	74,352
Loans and advances at amortised cost:
Home loans	13,160	-	(294)	(12,675)	(129)	62
Credit cards, unsecured loans and other retail lending	33,791	-	(607)	(5,063)	(427)	27,694
Corporate loans	90,008	(7,546)	(63)	(27,853)	(3,971)	50,575
Total loans and advances at amortised cost	136,959	(7,546)	(964)	(45,591)	(4,527)	78,331
Of which credit-impaired (Stage 3):
Home loans	887	-	(3)	(854)	(30)	-
Credit cards, unsecured loans and other retail lending	645	-	(6)	(231)	(38)	370
Corporate loans	558	-	-	(150)	(17)	391
Total credit-impaired loans and advances at amortised cost	2,090	-	(9)	(1,235)	(85)	761
Reverse repurchase agreements and other similar secured lending	1,613	-	(17)	(1,565)	-	31
Trading portfolio assets:
Debt securities	57,134	-	-	(451)	-	56,683
Traded loans	7,234	-	-	(154)	-	7,080
Total trading portfolio assets	64,368	-	-	(605)	-	63,763
Financial assets at fair value through the income statement:
Loans and advances	15,644	-	(11)	(9,690)	-	5,943
Debt securities	4,515	-	-	(445)	-	4,070
Reverse repurchase agreements	119,391	-	(2,996)	(115,951)	-	444
Other financial assets	528	-	-	-	-	528
Total financial assets at fair value through the income statement	140,078	-	(3,007)	(126,086)	-	10,985
Derivative financial instruments	222,683	(172,014)	(31,475)	(5,502)	(4,712)	8,980
Financial assets at fair value through other comprehensive income	44,983	-	-	-	(399)	44,584
Other assets	699	-	-	-	-	699
Total on-balance sheet	822,094	(179,560)	(35,463)	(179,349)	(9,638)	418,084

Off-balance sheet:
Contingent liabilities	19,394	-	(399)	(1,418)	(190)	17,387
Loan commitments	257,768	-	(89)	(36,852)	(1,288)	219,539
Total off-balance sheet	277,162	-	(488)	(38,270)	(1,478)	236,926

Total	1,099,256	(179,560)	(35,951)	(217,619)	(11,116)	655,010

Loans and advances at amortised cost by product (audited)

Expected Credit Losses

Loans and advances at amortised cost by product

The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification. Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure as ECL is not reported separately. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision.

Barclays Bank Group (audited)		Stage 2
As at 31 December 2019	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[a]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	9,604	544	48	82	674	1,056	11,334
Credit cards, unsecured loans and other retail lending	29,541	3,806	304	340	4,450	2,129	36,120
Wholesale loans	89,200	6,489	354	672	7,515	1,163	97,878
Total	128,345	10,839	706	1,094	12,639	4,348	145,332

Impairment allowance
Home loans	16	24	9	7	40	292	348
Credit cards, unsecured loans and other retail lending	362	523	99	162	784	1,471	2,617
Wholesale loans	114	219	8	7	234	383	731
Total	492	766	116	176	1,058	2,146	3,696

Net exposure
Home loans	9,588	520	39	75	634	764	10,986
Credit cards, unsecured loans and other retail lending	29,179	3,283	205	178	3,666	658	33,503
Wholesale loans	89,086	6,270	346	665	7,281	780	97,147
Total	127,853	10,073	590	918	11,581	2,202	141,636

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.2	4.4	18.8	8.5	5.9	27.7	3.1
Credit cards, unsecured loans and other retail lending	1.2	13.7	32.6	47.6	17.6	69.1	7.2
Wholesale loans	0.1	3.4	2.3	1.0	3.1	32.9	0.7
Total	0.4	7.1	16.4	16.1	8.4	49.4	2.5

As at 31 December 2018
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	11,486	663	50	147	860	1,194	13,540
Credit cards, unsecured loans and other retail lending	29,548	4,381	305	240	4,926	2,078	36,552
Wholesale loans	81,555	7,480	315	443	8,238	917	90,710
Total	122,589	12,524	670	830	14,024	4,189	140,802

Impairment allowance
Home loans	26	29	9	9	47	307	380
Credit cards, unsecured loans and other retail lending	356	694	118	160	972	1,433	2,761
Wholesale loans	107	214	11	11	236	359	702
Total	489	937	138	180	1,255	2,099	3,843

Net exposure
Home loans	11,460	634	41	138	813	887	13,160
Credit cards, unsecured loans and other retail lending	29,192	3,687	187	80	3,954	645	33,791
Wholesale loans	81,448	7,266	304	432	8,002	558	90,008
Total	122,100	11,587	532	650	12,769	2,090	136,959

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.2	4.4	18.0	6.1	5.5	25.7	2.8
Credit cards, unsecured loans and other retail lending	1.2	15.8	38.7	66.7	19.7	69.0	7.6
Wholesale loans	0.1	2.9	3.5	2.5	2.9	39.1	0.8
Total	0.4	7.5	20.6	21.7	8.9	50.1	2.7

Note

a Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £125.5bn (December 2018: £120.1bn) and impairment allowance of £22m (December 2018: £11m). This comprises £10m (December 2018: £9m) ECL on £124.7bn (December 2018: £119.6bn) Stage 1 assets and £2m (December 2018:£2m) on £0.8bn (December 2018: £0.5bn) Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets and £10m (December 2018: £nil) on £10m Stage 3 (December 2018: £nil) other assets. Loan commitments and financial guarantee contracts have total ECL of £252m (December 2018: £217m).

Movement in gross exposures and impairment allowance (audited)

Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees

The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. Explanation of the terms: 12-month ECL, lifetime ECL and credit-impaired are included in page 115 The disclosure has been enhanced in 2019 to provide further granularity by product. Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the year. The movements are measured over a 12-month period.

Loans and advances at amortised cost (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2019	11,486	26	860	47	1,194	307	13,540	380
Transfers from Stage 1 to Stage 2	(320)	(1)	320	1	-	-	-	-
Transfers from Stage 2 to Stage 1	301	11	(301)	(11)	-	-	-	-
Transfers to Stage 3	(103)	-	(94)	(12)	197	12	-	-
Transfers from Stage 3	13	-	70	2	(83)	(2)	-	-
Business activity in the year	785	1	-	-	-	-	785	1
Changes to models used for calculation[a]	-	-	-	-	-	-	-	-
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(793)	(19)	(58)	19	(70)	1	(921)	1
Final repayments	(1,042)	(1)	(61)	(2)	(159)	(5)	(1,262)	(8)
Disposals[b]	(723)	(1)	(62)	(4)	(2)	-	(787)	(5)
Write-offs[c]	-	-	-	-	(21)	(21)	(21)	(21)
As at 31 December 2019[d]	9,604	16	674	40	1,056	292	11,334	348

Credit cards, unsecured loans and other retail lending
As at 1 January 2019	29,548	356	4,926	972	2,078	1,433	36,552	2,761
Transfers from Stage 1 to Stage 2	(1,611)	(41)	1,611	41	-	-	-	-
Transfers from Stage 2 to Stage 1	2,134	312	(2,134)	(312)	-	-	-	-
Transfers to Stage 3	(585)	(15)	(524)	(244)	1,109	259	-	-
Transfers from Stage 3	4	3	16	8	(20)	(11)	-	-
Business activity in the year	6,007	75	311	56	45	10	6,363	141
Changes to models used for calculation[a]	-	16	-	(57)	-	(7)	-	(48)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(3,690)	(318)	410	346	341	1,018	(2,939)	1,046
Final repayments	(2,266)	(26)	(166)	(26)	(202)	(31)	(2,634)	(83)
Disposals[b]	-	-	-	-	(54)	(32)	(54)	(32)
Write-offs[c]	-	-	-	-	(1,168)	(1,168)	(1,168)	(1,168)
As at 31 December 2019[d]	29,541	362	4,450	784	2,129	1,471	36,120	2,617

Wholesale loans
As at 1 January 2019	81,555	107	8,238	236	917	359	90,710	702
Transfers from Stage 1 to Stage 2	(2,465)	(6)	2,465	6	-	-	-	-
Transfers from Stage 2 to Stage 1	2,905	42	(2,905)	(42)	-	-	-	-
Transfers to Stage 3	(305)	(1)	(381)	(13)	686	14	-	-
Transfers from Stage 3	52	-	92	15	(144)	(15)	-	-
Business activity in the year	31,714	44	1,496	22	31	-	33,241	66
Changes to models used for calculation[a]	-	(9)	-	(19)	-	-	-	(28)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	7,366	(33)	615	70	139	220	8,120	257
Final repayments	(31,622)	(30)	(2,105)	(41)	(362)	(91)	(34,089)	(162)
Disposals[b]	-	-	-	-	-	-	-	-
Write-offs[c]	-	-	-	-	(104)	(104)	(104)	(104)
As at 31 December 2019[d]	89,200	114	7,515	234	1,163	383	97,878	731

Notes

a Changes to models used for calculation include a £48m movement in Credit cards, unsecured loans and other retail lending and a £28m movement in Wholesale loans. These reflect methodology changes made during the year. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.

b The £787m movement of gross loans and advances disposed of across Home Loans relates to the sale of a portfolio of mortgages from the Italian loan book. The £54m disposal reported within Credit cards, unsecured loans and other retail lending portfolio relates to debt sales undertaken during the year.

c In 2019, gross write-offs amounted to £1,293m (2018: £1,456m) and post write-off recoveries amounted to £73m (2018: £86m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,220m (2018: £1,370m).

d Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £125.5bn (December 2018: £120.1bn) and impairment allowance of £22m (December 2018: £11m). This comprises £10m ECL (December 2018 £9m) on £124.7bn stage 1 assets (December 2018: £119.6bn) and £2m (December 2018: £2m) on £0.8bn stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2018: £0.5bn) and £10m (December 2018: £nil) on £10m Stage 3 other assets (December 2018: £nil).

Reconciliation of ECL movement to impairment charge/(release) for the period	£m
Home loans	(6)
Credit cards, unsecured loans and other retail lending	1,056
Wholesale loans	133
ECL movement excluding assets derecognised due to disposals and write-offs	1,183
Post write-off recoveries	(73)
Exchange and other adjustments[a]	31
Impairment charge on loan commitments and financial guarantees	55
Impairment charge on other financial assets[b]	6
Income statement charge for the period	1,202

Notes

a Includes foreign exchange and interest and fees in suspense.

b Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £125.5bn (December 2018: £120.1bn) and impairment allowance of £22m (December 2018: £11m). This comprises £10m ECL (December 2018 £9m) on £124.7bn stage 1 assets (December 2018: £119.6bn) and £2m (December 2018: £2m) on £0.8bn stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2018: £0.5bn) and £10m (December 2018: £nil) on £10m Stage 3 other assets (December 2018: £nil).

Loan commitments and financial guarantees (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2019	15	-	1	-	-	-	16	-
Net transfers between stages	-	-	-	-	-	-	-	-
Business activity in the year	18	-	-	-	-	-	18	-
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1	-	(1)	-	-	-	-	-
Final repayments	-	-	-	-	-	-	-	-
As at 31 December 2019	34	-	-	-	-	-	34	-

Credit cards, unsecured loans and other retail lending
As at 1 January 2019	74,624	32	4,304	21	69	20	78,997	73
Net transfers between stages	251	4	(981)	(3)	730	(1)	-	-
Business activity in the year	13,322	2	173	-	6	6	13,501	8
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,169	(15)	(810)	(2)	(725)	(10)	(366)	(27)
Final repayments	(11,109)	(1)	(633)	(1)	(13)	(1)	(11,755)	(3)
As at 31 December 2019	78,257	22	2,053	15	67	14	80,377	51

Wholesale loans
As at 1 January 2019	173,951	59	12,139	83	352	2	186,442	144
Net transfers between stages	(881)	7	585	(8)	296	1	-	-
Business activity in the year	53,666	22	2,777	22	16	-	56,459	44
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	686	(1)	1,211	36	238	41	2,135	76
Final repayments	(44,421)	(24)	(4,659)	(36)	(266)	(3)	(49,346)	(63)
As at 31 December 2019	183,001	63	12,053	97	636	41	195,690	201

Gross exposure for loans and advances at amortised cost (audited)
Barclays Bank Group	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	266,173	49,592	9,081	324,846
Disposal of business to Barclays Bank UK PLC	(155,390)	(27,978)	(4,202)	(187,570)
Net transfers between stages	4,999	(6,196)	1,197	-
Business activity in the year	51,044	1,650	122	52,816
Net drawdowns and repayments	(5,635)	767	155	(4,713)
Final repayments	(33,493)	(3,811)	(654)	(37,958)
Disposals	(5,109)	-	(54)	(5,163)
Write-offs	-	-	(1,456)	(1,456)
As at 31 December 2018	122,589	14,024	4,189	140,802

Impairment allowance on loans and advances at amortised cost (audited)
Barclays Bank Group	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	608	3,112	3,382	7,102
Disposal of business to Barclays Bank UK PLC	(168)	(1,490)	(1,278)	(2,936)
Net transfers between stages	664	(995)	331	-
Business activity in the year	191	114	57	362
Net re-measurement and movement due to exposure and risk parameter changes	(740)	597	1,189	1,046
UK economic uncertainty adjustment	-	50	-	50
Final repayments	(66)	(133)	(72)	(271)
Disposals	-	-	(54)	(54)
Write-offs	-	-	(1,456)	(1,456)
As at 31 December 2018[a]	489	1,255	2,099	3,843

Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs				1,187
Post write-off recoveries				(86)
Exchange and other adjustments				(212)
Impairment release on loan commitments and financial guarantees[b]				(48)
Impairment charge on other financial assets				3
Income statement charge/(release) for the period[c]				844

Notes

a Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £120.1bn (1 January 2018: £128.1bn) and impairment allowance of £11m (1 January 2018: £9m). This comprises £9m ECL on £119.6bn stage 1 assets and £2m on £0.5bn stage 2 fair value through other comprehensive income assets.

b Impairment release of £48m on loan commitments and financial guarantees represents reduction in impairment allowance excluding disposal of business to Barclays Bank UK PLC of £116m and exchange and other adjustments of £68m.

c Barclays Bank PLC transferred its UK banking business on 1 April 2018 to Barclays Bank UK PLC. Net impairment charge of £201m (Impairment charges: £217m and recoveries: £16m) relating to the UK banking business for the three months ended 31 March 2018 is included in the reconciliation in “Income statement charge/(release) for the period”.

Management adjustments to models for impairment (audited)

Total management adjustments to impairment allowance are presented by product below.

Management adjustments to models for impairment (audited)[a]
	2019		2018
	Management adjustments to impairment allowances	Proportion of total impairment allowances	Management adjustments to impairment allowances	Proportion of total impairment allowances
As at 31 December	£m	%	£m	%
Home loans	-	-	4	1.1
Credit cards, unsecured loans and other retail lending	3	0.1	(18)	(0.7)
Wholesale loans	(40)	(5.5)	(12)	(1.7)
Total	(37)	(1.0)	(26)	(0.7)

Note

aPositive values relate to an increase in impairment allowance.

Core macroeconomic variables for each scenario and the respective scenario weights
Scenario probability weighting (audited)
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2019
Scenario probability weighting	10.1	23.1	40.8	22.7	3.3
As at 31 December 2018
Scenario probability weighting	9.0	24.0	41.0	23.0	3.0

Notes

aUK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA house price index.

bHighest annual growth in Upside scenarios; 5-year average in Baseline; lowest annual growth in Downside scenarios.

cLowest yearly average in Upside scenarios; 5-year average in Baseline; highest yearly average in Downside scenarios.

dCumulative growth (trough to peak) in Upside scenarios; 5-year average in Baseline; cumulative fall (peak-to-trough) in Downside scenarios.

ECL under 100% weighted scenarios for key principal portfolios

ECL under 100% weighted scenarios for modelled portfolios (audited)

The table below shows the Expected Credit Risk (ECL) assuming scenarios have been 100% weighted. Model exposures are allocated to a stage based on the individual scenario rather than through a probability-weighted approach as required for Barclays reported impairment allowances. As a result, it is not possible to back solve to the final reported weighted ECL from the individual scenarios as a balance may be assigned to a different stage dependent on the scenario. Model exposure uses Exposure at default (EAD) values and is not directly comparable to gross exposure used in prior disclosures. For Credit cards, unsecured loans and other retail lending, an average EAD measure is used (12 month or lifetime depending on stage allocation in each scenario). Therefore, the model exposure movement into Stage 2 is higher than the corresponding Stage 1 reduction.

All ECL using a model is included, with the exception of Treasury assets (£7.7m of ECL), providing additional coverage as compared to the 2018 year-end disclosure. Non-modelled exposures and management adjustments are excluded. Management adjustments can be found on page 54. The prior year comparative includes key principal portfolios amounting to circa 80% of total impairment allowance.

Model Exposures allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on observable evidence of default as at 31 December 2019 and not on macroeconomic scenarios.

The Downside 2 scenario represents a severe global recession with substantial falls in UK GDP. Unemployment rises towards 9% and there are substantial falls in asset prices including housing.

Under the Downside 2 scenario, model exposure moves between stages as the economic environment weakens. This can be seen in the movement of £17bn of model exposure into Stage 2 between the Weighted and Downside 2 scenario. ECL increases in Stage 2 predominantly due to unsecured portfolios as economic conditions deteriorate.

	Scenarios
As at 31 December 2019	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model Exposure (£m)
Home loans	4,887	4,902	4,894	4,887	4,876	4,863
Credit cards, unsecured loans and other retail lending	37,599	37,361	37,534	37,269	37,921	38,414
Wholesale loans	141,272	142,393	142,125	141,806	139,227	126,882
Stage 1 Model ECL (£m)
Home loans	5	4	4	5	5	5
Credit cards, unsecured loans and other retail lending	350	344	347	342	349	356
Wholesale loans	184	141	152	164	244	268
Stage 1 Coverage (%)
Home loans	0.1	0.1	0.1	0.1	0.1	0.1
Credit cards, unsecured loans and other retail lending	0.9	0.9	0.9	0.9	0.9	0.9
Wholesale loans	0.1	0.1	0.1	0.1	0.2	0.2
Stage 2 Model Exposure (£m)
Home loans	511	496	505	512	522	535
Credit cards, unsecured loans and other retail lending	4,228	3,350	3,540	4,025	5,615	7,204
Wholesale loans	13,099	11,979	12,246	12,566	15,145	27,489
Stage 2 Model ECL (£m)
Home loans	36	32	34	35	41	47
Credit cards, unsecured loans and other retail lending	784	584	638	739	1,115	2,450
Wholesale loans	352	253	280	314	493	1,240
Stage 2 Coverage (%)
Home loans	7.1	6.6	6.7	6.8	7.8	8.8
Credit cards, unsecured loans and other retail lending	18.5	17.4	18.0	18.4	19.8	34.0
Wholesale loans	2.7	2.1	2.3	2.5	3.3	4.5
Stage 3 Model Exposure (£m)
Home loans	711	711	711	711	711	711
Credit cards, unsecured loans and other retail lending	1,697	1,697	1,697	1,697	1,697	1,697
Wholesale loans[a]	279	279	279	279	279	279
Stage 3 Model ECL (£m)
Home loans	260	258	259	260	261	264
Credit cards, unsecured loans and other retail lending	1,382	1,367	1,374	1,380	1,395	1,418
Wholesale loans[a]	3	2	2	3	4	5
Stage 3 Coverage (%)
Home loans	36.5	36.3	36.4	36.5	36.7	37.2
Credit cards, unsecured loans and other retail lending	81.5	80.5	81.0	81.3	82.2	83.6
Wholesale loans[a]	1.0	0.8	0.9	0.9	1.3	1.9
Total Model ECL (£m)
Home loans	301	294	297	300	307	316
Credit cards, unsecured loans and other retail lending	2,516	2,295	2,359	2,461	2,859	4,224
Wholesale loans[a]	539	396	434	481	741	1,513

Note

aMaterial wholesale loan defaults are individually assessed across different recovery strategies. As a result, ECL of £398m is reported as non-modelled in the table below.

Reconciliation to total ECL	£m
Total model ECL	3,355
ECL from non-modelled, individually assessed, and other adjustments	630
ECL from management adjustments	(37)
Total ECL	3,948

	Scenarios
As at 31 December 2018	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2

Stage 1 Gross Exposure (£m)
Credit cards, unsecured loans and other retail lending	15,399	16,345	15,629	15,437	15,063	12,125
Wholesale loans	80,835	81,346	81,180	80,941	80,517	73,715
Stage 1 ECL (£m)
Credit cards, unsecured loans and other retail lending	208	168	202	205	212	231
Wholesale loans	175	161	163	162	203	242
Stage 1 Coverage (%)
Credit cards, unsecured loans and other retail lending	1.4	1.0	1.3	1.3	1.4	1.9
Wholesale loans	0.2	0.2	0.2	0.2	0.3	0.3

Stage 2 Gross Exposure (£m)
Credit cards, unsecured loans and other retail lending	4,084	3,138	3,853	4,046	4,420	7,358
Wholesale loans	11,377	10,866	11,031	11,271	11,694	18,496
Stage 2 ECL (£m)
Credit cards, unsecured loans and other retail lending	937	719	830	901	1,111	2,414
Wholesale loans	323	277	290	302	397	813
Stage 2 Coverage (%)
Credit cards, unsecured loans and other retail lending	22.9	22.9	21.5	22.3	25.1	32.8
Wholesale loans	2.8	2.5	2.6	2.7	3.4	4.4

Stage 3 Gross Exposure (£m)
Credit cards, unsecured loans and other retail lending	1,396	1,396	1,396	1,396	1,396	1,396
Wholesale loans[a]	1,165	n/a	n/a	1,165	n/a	n/a
Stage 3 ECL (£m)
Credit cards, unsecured loans and other retail lending	1,181	1,168	1,174	1,181	1,189	1,207
Wholesale loans[a]	333	n/a	n/a	323	n/a	n/a
Stage 3 Coverage (%)
Credit cards, unsecured loans and other retail lending	84.6	83.7	84.1	84.6	85.2	86.5
Wholesale loans[a]	28.6	n/a	n/a	27.7	n/a	n/a

Total ECL (£m)
Credit cards, unsecured loans and other retail lending	2,326	2,055	2,206	2,287	2,512	3,852
Wholesale loans[a]	831	n/a	n/a	787	n/a	n/a

Note

aMaterial corporate loan defaults are individually assessed across different recovery strategies which are impacted by the macroeconomic variables. As a result, only the Baseline scenario is shown together with the weighted estimate which reflects alternative recovery paths.

Concentrations of Credit Risk by geography and industry (audited)
Credit risk concentrations by geography (audited)
Barclays Bank Group	UnitedKingdom	Americas	Europe	Asia	Africa and Middle East	Total
As at 31 December 2019	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	29,791	28,273	52,003	15,128	745	125,940
Cash collateral and settlement balances	23,775	23,593	25,955	5,326	837	79,486
Loans and advances at amortised cost	62,568	45,863	24,450	5,881	2,874	141,636
Reverse repurchase agreements and other similar secured lending	12	15	401	470	833	1,731
Trading portfolio assets	11,538	27,249	12,922	4,786	763	57,258
Financial assets at fair value through the income statement	26,363	70,832	11,272	12,534	1,921	122,922
Derivative financial instruments	70,256	63,337	83,165	11,189	1,694	229,641
Financial assets at fair value through other comprehensive income	8,383	16,092	17,884	2,945	101	45,405
Other assets	407	124	81	2	-	614
Total on-balance sheet	233,093	275,378	228,133	58,261	9,768	804,633

Off-balance sheet:
Contingent liabilities	6,789	10,838	3,862	1,562	726	23,777
Loan commitments	39,247	192,857	33,182	3,130	1,611	270,027
Total off-balance sheet	46,036	203,695	37,044	4,692	2,337	293,804
Total	279,129	479,073	265,177	62,953	12,105	1,098,437

As at 31 December 2018
On-balance sheet:
Cash and balances at central banks	39,143	36,045	51,395	9,064	712	136,359
Cash collateral and settlement balances	24,611	22,184	22,309	4,872	376	74,352
Loans and advances at amortised cost	54,700	46,799	27,470	4,952	3,038	136,959
Reverse repurchase agreements and other similar secured lending	45	68	97	83	1,320	1,613
Trading portfolio assets	12,296	34,369	13,374	3,616	713	64,368
Financial assets at fair value through the income statement	30,305	73,475	20,984	13,556	1,758	140,078
Derivative financial instruments	69,943	58,699	80,003	12,172	1,866	222,683
Financial investments - debt securities	9,529	10,959	21,546	2,786	163	44,983
Other assets	448	110	137	3	1	699
Total on-balance sheet	241,020	282,708	237,315	51,104	9,947	822,094

Off-balance sheet:
Contingent liabilities	5,001	8,996	3,572	1,289	536	19,394
Loan commitments	42,224	175,951	34,447	3,310	1,836	257,768
Total off-balance sheet	47,225	184,947	38,019	4,599	2,372	277,162
Total	288,245	467,655	275,334	55,703	12,319	1,099,256

Credit risk concentrations by industry (audited)
Barclays Bank Group	Banks	Other financialinsti-tutions	Manu-facturing	Const-ructionand property	Govern-ment and central bank	Energyandwater	Wholesaleand retail distribution and leisure	Businessand otherservices	Homeloans	Cards, unsecuredloans and other personal lending	Other	Total
As at 31 December 2019	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	4	-	-	-	125,936	-	-	-	-	-	-	125,940
Cash collateral and settlement balances	16,638	54,582	516	64	6,122	536	51	642	-	-	335	79,486
Loans and advances at amortised cost	9,185	20,230	7,940	13,610	11,402	5,278	8,226	14,588	10,986	33,560	6,631	141,636
Reverse repurchase agreements and other similar secured lending	1,172	486	-	-	73	-	-	-	-	-	-	1,731
Trading portfolio assets	2,806	9,050	2,787	1,053	32,298	2,996	842	3,158	-	-	2,268	57,258
Financial assets at fair value through the income statement	11,694	97,824	620	3,609	5,340	37	-	3,318	358	-	122	122,922
Derivative financial instruments	125,612	83,286	2,049	2,273	7,811	3,077	562	1,635	-	2	3,334	229,641
Financial assets at fair value through other comprehensive income	13,158	2,938	-	208	28,489	-	-	415	-	-	197	45,405
Other assets	180	312	1	-	2	7	-	104	-	2	6	614
Total on-balance sheet	180,449	268,708	13,913	20,817	217,473	11,931	9,681	23,860	11,344	33,564	12,893	804,633

Off-balance sheet:
Contingent liabilities	1,250	8,043	3,549	703	1,231	3,318	1,072	2,831	-	109	1,671	23,777
Loan commitments	1,861	47,619	42,001	13,358	1,703	29,865	14,320	22,491	49	73,573	23,187	270,027
Total off-balance sheet	3,111	55,662	45,550	14,061	2,934	33,183	15,392	25,322	49	73,682	24,858	293,804
Total	183,560	324,370	59,463	34,878	220,407	45,114	25,073	49,182	11,393	107,246	37,751	1,098,437

As at 31 December 2018
On-balance sheet:
Cash and balances at central banks	-	-	-	-	136,359	-	-	-	-	-	-	136,359
Cash collateral and settlement balances	17,294	48,340	498	75	6,470	386	223	717	-	-	349	74,352
Loans and advances at amortised cost	9,692	17,734	8,379	13,143	3,474	5,442	9,678	17,222	13,160	32,818	6,217	136,959
Reverse repurchase agreements and other similar secured lending	1,369	169	-	37	38	-	-	-	-	-	-	1,613
Trading portfolio assets	3,502	9,550	3,825	897	34,817	4,202	1,202	3,481	-	-	2,892	64,368
Financial assets at fair value through the income statement	30,374	96,708	-	5,371	5,295	31	13	1,881	405	-	-	140,078
Derivative financial instruments	123,999	80,302	2,390	1,974	5,987	2,791	486	2,012	-	-	2,742	222,683
Financial assets at fair value through other comprehensive income	11,066	1,880	-	200	31,701	-	-	136	-	-	-	44,983
Other assets	288	411	-	-	-	-	-	-	-	-	-	699
Total on-balance sheet	197,584	255,094	15,092	21,697	224,141	12,852	11,602	25,449	13,565	32,818	12,200	822,094

Off-balance sheet:
Contingent liabilities	939	3,841	3,470	626	980	3,491	952	3,445	-	116	1,524	19,384
Loan commitments	1,265	42,844	39,827	12,280	1,629	26,520	14,127	21,702	1,409	71,781	24,384	257,768
Total off-balance sheet	2,204	46,685	43,297	12,906	2,609	30,011	15,079	25,147	1,409	71,897	25,908	277,162
Total	199,788	301,779	58,389	34,603	226,750	42,863	26,681	50,606	14,974	104,715	38,108	1,099,256

Balance Sheet credit quality (audited)
Balance sheet credit quality (audited)
Barclays Bank Group	PD Range	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total
As at 31 December 2019		£m	£m	£m	£m	%	%	%	%
Cash and balances at central banks		125,940	-	-	125,940	100	-	-	100
Cash collateral and settlement balances		69,351	10,135	-	79,486	87	13	-	100
Loans and advances at amortised cost
Home loans		7,536	2,626	824	10,986	68	24	8	100
Credit cards, unsecured loans and other retail lending		13,631	18,019	1,853	33,503	40	54	6	100
Wholesale loans		75,638	19,716	1,793	97,147	78	20	2	100
Total loans and advances at amortised cost		96,805	40,361	4,470	141,636	69	28	3	100
Reverse repurchase agreements and other similar secured lending		1,642	89	-	1,731	95	5	-	100
Trading portfolio assets:
Debt securities		48,258	3,479	143	51,880	93	7	-	100
Traded loans		864	3,219	1,295	5,378	16	60	24	100
Total trading portfolio assets		49,122	6,698	1,438	57,258	85	12	3	100
Financial assets at fair value through the income statement:
Loans and advances		11,030	7,880	227	19,137	58	41	1	100
Debt securities		4,786	404	30	5,220	91	8	1	100
Reverse repurchase agreements		63,411	34,232	180	97,823	65	35	-	100
Other financial assets		736	6	-	742	99	1	-	100
Total financial assets at fair value through the income statement		79,963	42,522	437	122,922	65	35	-	100
Derivative financial instruments		216,508	13,012	121	229,641	94	6	-	100
Financial assets at fair value through other comprehensive income		45,405	-	-	45,405	100	-	-	100
Other assets		501	113	-	614	82	18	-	100
Total on-balance sheet		685,237	112,930	6,466	804,633	85	14	1	100

As at 31 December 2018
Cash and balances at central banks		136,359	-	-	136,359	100	-	-	100
Cash collateral and settlement balances		67,585	6,763	4	74,352	91	9	-	100
Loans and advances at amortised cost
Home loans		8,993	3,220	947	13,160	69	24	7	100
Credit cards, unsecured loans and other retail lending		14,893	17,489	1,409	33,791	44	52	4	100
Wholesale loans		65,080	23,562	1,366	90,008	72	26	2	100
Total loans and advances at amortised cost		88,966	44,271	3,722	136,959	65	32	3	100
Reverse repurchase agreements and other similar secured lending		1,125	444	44	1,613	69	28	3	100
Trading portfolio assets:
Debt securities		51,747	4,998	389	57,134	90	9	1	100
Traded loans		1,903	4,368	963	7,234	27	60	13	100
Total trading portfolio assets		53,650	9,366	1,352	64,368	83	15	2	100
Financial assets at fair value through the income statement:
Loans and advances		9,487	6,109	48	15,644	61	39	-	100
Debt securities		4,378	76	61	4,515	97	2	1	100
Reverse repurchase agreements		86,237	31,813	1,341	119,391	72	27	1	100
Other financial assets		524	4	-	528	99	1	-	100
Total financial assets at fair value through the income statement		100,626	38,002	1,450	140,078	72	27	1	100
Derivative financial instruments		211,841	10,790	52	222,683	95	5	-	100
Financial assets at fair value through other comprehensive income		44,835	148	-	44,983	100	-	-	100
Other assets		426	273	-	699	61	39	-	100
Total on-balance sheet		705,413	110,057	6,624	822,094	86	13	1	100

Credit risk profile by internal PD band for loans and advances at amortised cost, contingent liabilities and loan commitments (audited)

The tables below show the macroeconomic variables for each scenario and their respective scenario weights. Macroeconomic variables are presented using the most relevant basis for each variable. 5-year average tables and movement over time graphs provide additional transparency.

Macroeconomic variables used in the calculation of ECL (specific bases) (audited)[a]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2019
UK GDP[b]	4.2	2.9	1.6	0.2	(4.7)
UK unemployment[c]	3.4	3.8	4.2	5.7	8.7
UK HPI[d]	46.0	32.0	3.1	(8.2)	(32.4)
UK bank rate[c]	0.5	0.5	0.7	2.8	4.0
US GDP[b]	4.2	3.3	1.9	0.4	(3.4)
US unemployment[c]	3.0	3.5	3.9	5.3	8.5
US HPI[d]	37.1	23.3	3.0	0.5	(19.8)
US federal funds rate[c]	1.5	1.5	1.7	3.0	3.5
As at 31 December 2018
UK GDP[b]	4.5	3.1	1.7	0.3	(4.1)
UK unemployment[c]	3.4	3.9	4.3	5.7	8.8
UK HPI[d]	46.4	32.6	3.2	(0.5)	(32.1)
UK bank rate[c]	0.8	0.8	1.0	2.5	4.0
US GDP[b]	4.8	3.7	2.1	0.4	(3.3)
US unemployment[c]	3.0	3.4	3.7	5.2	8.4
US HPI[d]	36.9	30.2	4.1	-	(17.4)
US federal funds rate[c]	2.3	2.3	2.7	3.0	3.5

Macroeconomic variables used in the calculation of ECL (5-year averages) (audited)[a]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2019
UK GDP	3.2	2.4	1.6	0.8	(0.7)
UK unemployment	3.5	3.9	4.2	5.4	7.7
UK HPI	7.9	5.7	3.1	(1.1)	(6.5)
UK bank rate	0.5	0.5	0.7	2.5	3.7
US GDP	3.5	2.8	1.9	1.0	(0.5)
US unemployment	3.1	3.6	3.9	5.0	7.5
US HPI	6.5	4.3	3.0	1.3	(3.7)
US federal funds rate	1.6	1.7	1.7	2.9	3.4
As at 31 December 2018
UK GDP	3.4	2.6	1.7	0.9	(0.6)
UK unemployment	3.7	4.0	4.3	5.1	7.9
UK HPI	7.9	5.8	3.2	0.9	(6.4)
UK bank rate	0.8	0.8	1.0	2.3	3.7
US GDP	3.7	3.0	2.1	1.1	(0.5)
US unemployment	3.1	3.5	3.7	4.7	7.4
US HPI	6.5	5.4	4.1	2.4	(2.6)
US federal funds rate	2.3	2.3	2.7	3.0	3.4

Barclays Bank Group
As at 31 December 2019
Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	37,430	564	-	37,994	9	15	-	24	37,970	0.1
4-5	0.05 to < 0.15%	Strong	17,117	783	-	17,900	6	-	-	6	17,894	-
6-8	0.15 to < 0.30%	Strong	15,020	581	-	15,601	16	1	-	17	15,584	0.1
9-11	0.30 to < 0.60%	Strong	24,490	944	-	25,434	71	6	-	77	25,357	0.3
12-14	0.60 to < 2.15%	Satisfactory	24,211	1,740	-	25,951	134	102	-	236	25,715	0.9
15-19	2.15 to < 10%	Satisfactory	7,491	5,450	-	12,941	185	339	-	524	12,417	4.0
19	10 to < 11.35%	Satisfactory	1,945	339	-	2,284	21	34	-	55	2,229	2.4
20-21	11.35 to < 100%	Higher Risk	641	2,238	-	2,879	50	561	-	611	2,268	21.2
22	100%	Credit Impaired	-	-	4,348	4,348	-	-	2,146	2,146	2,202	49.4
Total			128,345	12,639	4,348	145,332	492	1,058	2,146	3,696	141,636	2.5

As at 31 December 2018
Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	27,116	434	-	27,550	21	7	-	28	27,522	0.1
4-5	0.05 to < 0.15%	Strong	17,651	556	-	18,207	2	1	-	3	18,204	-
6-8	0.15 to < 0.30%	Strong	12,531	353	-	12,884	19	7	-	26	12,858	0.2
9-11	0.30 to < 0.60%	Strong	29,577	880	-	30,457	64	11	-	75	30,382	0.2
12-14	0.60 to < 2.15%	Satisfactory	28,638	3,344	-	31,982	178	139	-	317	31,665	1.0
15-19	2.15 to < 10%	Satisfactory	5,696	5,101	-	10,797	163	404	-	567	10,230	5.3
19	10 to < 11.35%	Satisfactory	1,141	1,307	-	2,448	15	57	-	72	2,376	2.9
20-21	11.35 to < 100%	Higher Risk	239	2,049	-	2,288	27	629	-	656	1,632	28.7
22	100%	Credit Impaired	-	-	4,189	4,189	-	-	2,099	2,099	2,090	50.1
Total			122,589	14,024	4,189	140,802	489	1,255	2,099	3,843	136,959	2.7

As at 31 December 2019
Credit risk profile by internal PD grade for contingent liabilities[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	6,198	118	-	6,316	1	-	-	1	6,315	-
4-5	0.05 to < 0.15%	Strong	4,199	40	-	4,239	1	-	-	1	4,238	-
6-8	0.15 to < 0.30%	Strong	2,953	103	-	3,056	1	-	-	1	3,055	-
9-11	0.30 to < 0.60%	Strong	4,551	136	-	4,687	2	2	-	4	4,683	0.1
12-14	0.60 to < 2.15%	Satisfactory	2,529	654	-	3,183	7	8	-	15	3,168	0.5
15-19	2.15 to < 10%	Satisfactory	663	244	-	907	4	8	-	12	895	1.3
19	10 to < 11.35%	Satisfactory	421	172	-	593	9	9	-	18	575	3.0
20-21	11.35 to < 100%	Higher Risk	117	282	-	399	-	30	-	30	369	7.5
22	100%	Credit Impaired	-	-	354	354	-	-	5	5	349	1.4
Total			21,631	1,749	354	23,734	25	57	5	87	23,647	0.4

As at 31 December 2018
Credit risk profile by internal PD grade for contingent liabilities[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	5,763	38	-	5,801	2	-	-	2	5,799	-
4-5	0.05 to < 0.15%	Strong	3,687	129	-	3,816	1	-	-	1	3,815	-
6-8	0.15 to < 0.30%	Strong	1,433	55	-	1,488	1	-	-	1	1,487	0.1
9-11	0.30 to < 0.60%	Strong	3,206	222	-	3,428	1	3	-	4	3,424	0.1
12-14	0.60 to < 2.15%	Satisfactory	2,544	509	-	3,053	4	5	-	9	3,044	0.3
15-19	2.15 to < 10%	Satisfactory	464	252	-	716	1	3	-	4	712	0.6
19	10 to < 11.35%	Satisfactory	534	203	-	737	6	5	-	11	726	1.5
20-21	11.35 to < 100%	Higher Risk	48	229	-	277	-	11	-	11	266	4.0
22	100%	Credit Impaired	-	-	74	74	-	-	2	2	72	2.7
Total			17,679	1,637	74	19,390	16	27	2	45	19,345	0.2

As at 31 December 2019
Credit risk profile by internal PD grade for loan commitments[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	77,725	990	-	78,715	4	-	-	4	78,711	-
4-5	0.05 to < 0.15%	Strong	53,910	1,480	-	55,390	3	-	-	3	55,387	-
6-8	0.15 to < 0.30%	Strong	43,728	811	-	44,539	6	1	-	7	44,532	-
9-11	0.30 to < 0.60%	Strong	28,813	1,294	-	30,107	10	2	-	12	30,095	-
12-14	0.60 to < 2.15%	Satisfactory	27,115	2,066	-	29,181	26	9	-	35	29,146	0.1
15-19	2.15 to < 10%	Satisfactory	4,322	2,050	-	6,372	7	21	-	28	6,344	0.4
19	10 to < 11.35%	Satisfactory	3,454	1,814	-	5,268	4	7	-	11	5,257	0.2
20-21	11.35 to < 100%	Higher Risk	594	1,852	-	2,446	-	15	-	15	2,431	0.6
22	100%	Credit Impaired	-	-	349	349	-	-	50	50	299	14.3
Total			239,661	12,357	349	252,367	60	55	50	165	252,202	0.1

As at 31 December 2018
Credit risk profile by internal PD grade for loan commitments[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	71,089	1,590	-	72,679	4	1	-	5	72,674	-
4-5	0.05 to < 0.15%	Strong	50,221	1,368	-	51,589	3	1	-	4	51,585	-
6-8	0.15 to < 0.30%	Strong	24,109	581	-	24,690	3	1	-	4	24,686	-
9-11	0.30 to < 0.60%	Strong	26,740	1,045	-	27,785	7	1	-	8	27,777	-
12-14	0.60 to < 2.15%	Satisfactory	41,076	2,766	-	43,842	31	10	-	41	43,801	0.1
15-19	2.15 to < 10%	Satisfactory	16,089	4,388	-	20,477	23	23	-	46	20,431	0.2
19	10 to < 11.35%	Satisfactory	919	596	-	1,515	1	7	-	8	1,507	0.5
20-21	11.35 to < 100%	Higher Risk	668	2,473	-	3,141	3	33	-	36	3,105	1.1
22	100%	Credit Impaired	-	-	347	347	-	-	20	20	327	5.8
Total			230,911	14,807	347	246,065	75	77	20	172	245,893	0.1

Note

a Excludes loan commitments and financial guarantees carried at fair value of £17.7bn (2018: £11.7bn) for Barclays Bank Group.

Management Value at Risk (audited)

The table below shows the total management VaR on a diversified basis by risk factor. Total management VaR includes all trading positions in CIB and the supporting Barclays Bank Group Treasury desks.

Limits are applied against each risk factor VaR as well as total Management VaR, which are then cascaded further by risk managers to each business.

Management VaR (95%, one day) (audited)
	2019			2018
	Average	High[b]	Low[b]	Average	High[b]	Low[b]
For the year ended 31 December[a]	£m	£m	£m	£m	£m	£m
Credit risk	12	17	8	11	16	8
Interest rate risk	6	11	3	8	18	3
Equity risk	10	22	5	7	14	4
Basis risk	8	11	6	6	8	4
Spread risk	4	5	3	6	9	3
Foreign exchange risk	3	5	2	3	7	1
Commodity risk	1	2	-	1	2	-
Inflation risk	2	3	1	3	4	2
Diversification effect[b]	(23)	n/a	n/a	(25)	n/a	n/a
Total management VaR	23	29	16	20	27	15

Notes

aExcludes BAGL from 23 July 2018.

bDiversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low VaR reported as a whole. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.

Contractual maturity of financial assets and liabilities (audited)
Contractual maturity of financial assets and liabilities (audited)
Barclays Bank Group	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan nine months	Over ninemonths butnot morethan one year	Over oneyear but notmore thantwo years	Over twoyears butnot morethan threeyears	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
As at 31 December 2019	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	125,065	766	109	–	–	–	–	–	–	–	125,940
Cash collateral and settlement balances	2,122	77,361	3	–	–	–	–	–	–	–	79,486
Loans and advances at amortised cost	11,396	10,376	9,764	4,513	6,227	17,780	18,460	26,294	14,565	22,261	141,636
Reverse repurchase agreements and other similar secured lending	13	1,449	–	–	–	77	190	–	–	2	1,731
Trading portfolio assets	113,337	–	–	–	–	–	–	–	–	–	113,337
Financial assets at fair value through the income statement	14,257	90,292	13,969	3,431	1,150	1,082	313	888	1,803	2,285	129,470
Derivative financial instruments	229,460	49	–	–	–	7	21	1	78	25	229,641
Financial assets at fair value through other comprehensive income	–	3,176	1,672	817	455	3,510	4,305	9,737	17,544	4,190	45,406
Other financial assets	307	168	126	–	13	–	–	–	–	–	614
Total financial assets	495,957	183,637	25,643	8,761	7,845	22,456	23,289	36,920	33,990	28,763	867,261
Other assets											9,411
Total assets											876,672
Liabilities
Deposits at amortised cost	158,218	39,831	7,127	2,291	3,147	1,102	536	530	545	554	213,881
Cash collateral and settlement balances	3,077	64,592	13	–	–	–	–	–	–	–	67,682
Repurchase agreements and other similar secured borrowing	7	1,489	–	–	–	–	–	470	–	66	2,032
Debt securities in issue	–	12,418	4,601	3,262	3,036	2,989	131	3,444	3,366	289	33,536
Subordinated liabilities	–	207	834	397	832	7,999	6,836	7,627	4,784	3,909	33,425
Trading portfolio liabilities	35,212	–	–	–	–	–	–	–	–	–	35,212
Financial liabilities designated at fair value	13,952	128,078	10,890	6,519	3,797	6,968	6,235	7,702	7,127	13,178	204,446
Derivative financial instruments	228,338	–	–	8	–	36	41	42	88	387	228,940
Other financial liabilities	217	1,388	19	18	16	777	29	86	183	70	2,803
Total financial liabilities	439,021	248,003	23,484	12,495	10,828	19,871	13,808	19,901	16,093	18,453	821,957
Other liabilities											4,100
Total liabilities											826,057
Cumulative liquidity gap	56,936	(7,430)	(5,271)	(9,005)	(11,988)	(9,403)	78	17,097	34,994	45,304	50,615

Contractual maturity of financial assets and liabilities (audited)
Barclays Bank Group	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan ninemonths	Over ninemonths butnot morethan oneyear	Over oneyear but notmore thantwo years	Over twoyears butnot morethan threeyears	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
As at 31 December 2018	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	134,824	1,353	118	–	64	–	–	–	–	–	136,359
Cash collateral and settlement balances	2,388	71,909	27	–	22	2	–	4	–	–	74,352
Loans and advances at amortised cost	8,902	9,674	6,047	3,882	5,497	19,601	18,900	25,858	15,019	23,579	136,959
Reverse repurchase agreements and other similar secured lending	31	550	–	–	–	586	446	–	–	–	1,613
Trading portfolio assets	104,038	–	–	–	–	–	–	–	–	–	104,038
Financial assets at fair value through the income statement	13,590	112,648	7,108	3,124	2,279	3,921	154	286	535	1,605	145,250
Derivative financial instruments	222,522	–	6	1	4	14	11	11	93	21	222,683
Financial investments	–	–	–	–	–	–	–	–	–	–	–
Financial assets at fair value through other comprehensive income	11	2,474	1,361	1,119	2,041	5,535	2,402	7,290	17,387	5,374	44,994
Other financial assets	333	303	56	–	7	–	–	–	–	–	699
Total financial assets	486,639	198,911	14,723	8,126	9,914	29,659	21,913	33,449	33,034	30,579	866,947
Other assets											10,753
Total assets											877,700
Liabilities
Deposits at amortised cost	155,788	29,273	6,062	2,410	2,314	1,160	694	541	349	746	199,337
Cash collateral and settlement balances	3,446	64,283	5	2	–	–	–	–	–	–	67,736
Repurchase agreements and other similar secured borrowing	1,331	5,560	–	–	–	3	–	–	484	–	7,378
Debt securities in issue	26	13,718	5,740	4,361	4,235	4,373	982	1,152	4,278	198	39,063
Subordinated liabilities	–	306	–	78	45	1,951	8,269	11,850	5,940	6,888	35,327
Trading portfolio liabilities	36,614	–	–	–	–	–	–	–	–	–	36,614
Financial liabilities designated at fair value	14,280	144,561	6,809	9,050	3,577	10,365	5,689	7,116	4,415	11,879	217,741
Derivative financial instruments	219,527	10	–	–	–	3	3	3	3	43	219,592
Other financial liabilities	141	1,982	–	–	–	343	–	–	–	–	2,466
Total financial liabilities	431,153	259,693	18,616	15,901	10,171	18,198	15,637	20,662	15,469	19,754	825,254
Other liabilities											4,735
Total liabilities											829,989
Cumulative liquidity gap	55,486	(5,296)	(9,189)	(16,964)	(17,221)	(5,760)	516	13,303	30,868	41,693	47,711

Contractual maturity of financial liabilities - undiscounted (audited)
Contractual maturity of financial liabilities - undiscounted (audited)
Barclays Bank Group	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan one year	Over oneyear but notmore thanthree years	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2019
Deposits at amortised cost	158,218	39,844	7,138	5,457	1,648	532	554	595	213,986
Cash collateral and settlement balances	3,077	64,614	13	–	–	–	–	–	67,704
Repurchase agreements and other similar secured borrowing	7	1,491	–	–	–	485	–	149	2,132
Debt securities in issue	–	12,473	4,627	6,332	3,229	3,582	3,508	290	34,041
Subordinated liabilities	–	207	845	1,302	18,750	9,875	6,364	8,617	45,960
Trading portfolio liabilities	35,212	–	–	–	–	–	–	–	35,212
Financial liabilities designated at fair value	13,952	128,203	11,020	10,597	13,500	8,054	7,519	19,392	212,237
Derivative financial instruments	228,338	–	–	8	79	45	99	396	228,965
Other financial liabilities	217	1,388	19	34	819	99	197	98	2,871
Total financial liabilities	439,021	248,220	23,662	23,730	38,025	22,672	18,241	29,537	843,108

As at 31 December 2018
Deposits at amortised cost	155,788	29,301	6,066	4,739	1,887	568	412	816	199,577
Cash collateral and settlement balances	3,446	64,295	5	2	–	–	–	–	67,748
Repurchase agreements and other similar secured borrowing	1,331	5,561	–	–	3	–	486	–	7,381
Debt securities in issue	26	13,749	5,779	8,637	5,454	1,195	4,519	229	39,588
Subordinated liabilities	–	306	–	123	10,477	12,420	6,867	10,393	40,586
Trading portfolio liabilities	36,614	–	–	–	–	–	–	–	36,614
Financial liabilities designated at fair value	14,280	144,693	6,948	12,731	16,528	7,679	5,008	17,621	225,488
Derivative financial instruments	219,527	13	–	–	6	3	4	59	219,612
Other financial liabilities	141	1,982	–	–	343	–	–	–	2,466
Total financial liabilities	431,153	259,900	18,798	26,232	34,698	21,865	17,296	29,118	839,060

Maturity analysis of off-balance sheet commitments received (audited)
Maturity analysis of off-balance sheet commitments received (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2019
Guarantees, letters of credit and credit insurance	5,205	106	22	81	–	11	12	21	12	34	5,504
Other commitments received	91	–	–	2,373	–	–	–	–	–	–	2,464
Total off-balance sheet commitments received	5,296	106	22	2,454	–	11	12	21	12	34	7,968

As at 31 December 2018
Guarantees, letters of credit and credit insurance	5,581	110	20	13	16	65	10	33	10	5	5,863
Other commitments received	93	42	–	–	–	–	–	–	–	–	135
Total off-balance sheet commitments received	5,674	152	20	13	16	65	10	33	10	5	5,998

Maturity analysis of off-balance sheet commitments given (audited)
Maturity analysis of off-balance sheet commitments given (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2019
Contingent liabilities	22,836	366	86	125	140	143	42	28	3	8	23,777
Documentary credits and other short-term trade related transactions	1,287	3	1	–	–	–	–	–	–	–	1,291
Standby facilities, credit lines and other commitments	264,346	1,134	792	973	638	118	98	273	139	225	268,736
Total off-balance sheet commitments given	288,469	1,503	879	1,098	778	261	140	301	142	233	293,804

As at 31 December 2018
Contingent liabilities	15,435	1,102	553	145	170	415	435	641	319	179	19,394
Documentary credits and other short-term trade related transactions	70	1,263	325	55	14	11	3	–	–	–	1,741
Standby facilities, credit lines and other commitments	250,802	1,734	1,311	397	667	311	257	424	19	105	256,027
Total off-balance sheet commitments given	266,307	4,099	2,189	597	851	737	695	1,065	338	284	277,162

Functional currency of the operation (audited)

Functional currency of operations (audited)
	Foreigncurrencynetinvestments	Borrowingswhich hedgethe netinvestments	Derivativeswhich hedgethe netinvestments	Structuralcurrencyexposurespre- economichedges	Economichedges	Remainingstructuralcurrencyexposures
	£m	£m	£m	£m	£m	£m
As at 31 December 2019
USD	25,628	(8,073)	(1,111)	16,443	(5,339)	11,104
EUR	2,987	(3)	-	2,984	(1,122)	1,862
JPY	533	-	-	533	-	533
Other	1,741	-	(34)	1,707	-	1,707
Total	30,889	(8,076)	(1,145)	21,667	(6,461)	15,206

As at 31 December 2018
USD	28,857	(12,322)	(2,931)	13,604	(4,827)	8,777
EUR	2,672	(3)	-	2,669	(2,146)	523
JPY	489	-	-	489	-	489
Other	2,026	-	(37)	1,989	-	1,989
Total	34,044	(12,325)	(2,968)	18,751	(6,973)	11,778

Analysis of equity sensivity (audited)
Analysis of equity sensitivity[a] (audited)	31 December 2019		31 December 2018
	+25 basispoints	-25 basispoints	+25 basispoints	-25 basispoints
Barclays Bank Group	£m	£m	£m	£m
Net interest income	25	(74)	55	(73)
Taxation effects on the above	(6)	18	(14)	19
Effect on profit for the year	19	(56)	41	(54)
As percentage of net profit after tax	0.7%	(2.0%)	4.1%	(5.3%)

Effect on profit for the year (per above)	19	(56)	41	(54)
Fair value through other comprehensive income reserve	(295)	303	(238)	245
Cash flow hedge reserve	(497)	497	(446)	446
Taxation effects on the above	198	(200)	171	(173)
Effect on equity	(575)	544	(472)	464
As percentage of equity	(1.1%)	1.1%	(1.0%)	1.0%